Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000014855_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000014855_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000014855_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000130144_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000130144_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000130144_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000116892_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000116892_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000116892_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000064280_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000064280_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000064280_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000116893_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000116893_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000116893_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000116891_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000116891_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000116891_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000116889_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000116889_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%
C000116889_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.30%
C000014855_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.16%
C000014855_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.80%
C000014855_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.33%
C000130144_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%
C000130144_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.89%
C000130144_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.44%
C000116892_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.46%
C000116892_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.37%
C000116892_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.30%
C000116892_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000116892_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.18%
C000116892_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.70%
C000064280_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.26%
C000064280_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.90%
C000064280_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.44%
C000116893_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.12%
C000116893_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.73%
C000116893_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			14.28%
C000116891_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.94%
C000116891_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.58%
C000116891_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.28%
C000116891_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.94%
C000116891_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.58%
C000116891_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.28%
C000116889_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.11%
C000116889_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.11%
C000116889_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.32%
C000116889_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.83%
C000116889_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.46%
C000116889_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.99%